Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Notes	¥ 34,922	¥ 32,952
Accounts	511,849	537,243
Less allowance for credit losses	(11,645)	(10,359)
Trade receivables, net	¥ 535,126	¥ 559,836